CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2015
CASH FLOW INFORMATION [Abstract]
CASH FLOW INFORMATION

9. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash.

Supplemental disclosures:

	July 31,
	2015	2014	2013
Interest paid, net of capitalized interest of $23,733 (2015),
$16,300 (2014) and $24,659 (2013)	$329,653	$424,039	$427,278
Income taxes paid	$237,702	$720,583	$637,382